Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Costs	The Company recorded the following lease costs:
	For the three months ended March 31, 2025 (Successor)	For the period from February 14, 2024 through March 31, 2024 (Successor)	For the period from January 1, 2024 through February 13, 2024 (Predecessor)
Operating leases:
Operating lease cost	$229,331	$76,444	$152,887
Variable operating lease cost	187,730	58,185	116,371
Total lease cost	$417,061	$134,629	$269,258

The right-of-use asset, net for the operating lease was recorded in the consolidated balance sheets as follows:

	March 31,	December 31,
	2025	2024
	(Successor)	(Successor)
Right-of-use assets, net	$1,271,186	$1,464,367

The operating lease liability for the operating lease was recorded in the consolidated balance sheets as follows:

	March 31,	December 31,
	2025	2024
	(Successor)	(Successor)
Operating lease liabilities, current	$905,005	$876,392
Operating lease liabilities, non-current	461,580	699,107
Total operating lease liabilities	$1,366,585	$1,575,499

Weighted-average remaining lease term of operating leases (in years)	1.50	1.75
Weighted-average discount rate for operating leases	9.60%	9.60%
The Company recorded the following lease costs:
	For the period from February 14, 2024 through December 31, 2024 (Successor)	For the period from January 1, 2024 through February 13, 2024 (Predecessor)	For the year ended December 31, 2023 (Predecessor)
Operating leases:
Operating lease cost	$762,057	$152,887	$930,913
Variable operating lease cost	581,860	116,371	637,016
Total lease cost	$1,343,917	$269,258	$1,567,929

The right-of-use asset, net for the operating lease was recorded in the consolidated balance sheets as follows:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Right-of-use assets, net	$1,464,367	$2,189,565

The operating lease liability for the operating lease was recorded in the consolidated balance sheets as follows:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Operating lease liabilities, current	$876,392	$769,092
Operating lease liabilities, non-current	699,107	1,575,499
Total operating lease liabilities	$1,575,499	$2,344,591

Weighted-average remaining lease term of operating leases (in years)	1.75	2.75
Weighted-average discount rate for operating leases	9.60%	9.60%

Schedule of Maturity Lease Liabilities

Maturity of the Company’s lease liabilities as of March 31, 2025 is as follows:

2025 (remainder of year)	$744,992
2026	726,394
Total lease payments	1,471,386
Less: imputed interest	(104,801)
Total lease liabilities	$1,366,585

Maturity of the Company’s lease liabilities as of December 31, 2024 is as follows:

2025	$990,055
2026	726,394
Total lease payments	1,716,449
Less: imputed interest	(140,950)
Total lease liabilities	$1,575,499